ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Actively Marketed Property (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Actively Marketed Assets [Roll Forward]
Balance at beginning of period	$ 0
Additions from the acquisition of Legacy Dole	52,751,000
Hawaii land sales	(2,387,000)
Balance at end of period	$ 50,364,000